Impairment of assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
Impairment of assets	$ 8	$ 60	$ 17	$ 73